Summary of Significant Accounting Policies - Major Charterers (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Hyundai Merchant Marine Co. Ltd.
Entity Wide Revenue Major Customer [Line Items]
Customer revenue percentage	25.90%	24.50%	26.80%
Yang Ming Marine Transport Corporation
Entity Wide Revenue Major Customer [Line Items]
Customer revenue percentage			12.00%
Swissmarine Asia Pte LTD
Entity Wide Revenue Major Customer [Line Items]
Customer revenue percentage	12.30%
Cargill International SA
Entity Wide Revenue Major Customer [Line Items]
Customer revenue percentage	10.90%